SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (280,517)	$ (119,255)
Weighted average common shares outstanding – Basic and diluted	41,821,918	40,000,000
Loss per shares – basic and diluted	$ (0.01)	$ (0.00)